Risk Management Credit quality of loans and receivables under internal rating system by customer (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired		₩ 265,057,120	₩ 256,165,729
Value of collateral	[1]	167,037,736	158,906,208
Allowance account for credit losses of financial assets loans and receivables neither past due nor impaired		634,949	828,944
Upper grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[2]	242,991,218	230,228,981
Lower grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[3]	22,065,902	25,936,748
Korean treasury and government agencies
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired		8,823,576	16,058,305
Value of collateral	[1]	1,409
Korean treasury and government agencies | Upper grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[2]	8,823,576	16,058,288
Korean treasury and government agencies | Lower grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[3]		17
Banks
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired		26,845,309	20,242,260
Value of collateral	[1]	483,469	358,456
Banks | Upper grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[2]	26,845,309	20,242,260
Corporates
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired		89,659,709	87,810,227
Value of collateral	[1]	52,111,221	47,492,842
Corporates | Upper grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[2]	71,428,837	65,554,416
Corporates | Lower grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[3]	18,230,872	22,255,811
General business
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired		50,178,734	49,403,291
Value of collateral	[1]	19,868,185	18,003,674
General business | Upper grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[2]	43,613,460	41,461,420
General business | Lower grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[3]	6,565,274	7,941,871
Small and medium sized enterprise
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired		33,958,689	31,306,245
Value of collateral	[1]	29,600,362	25,493,006
Small and medium sized enterprise | Upper grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[2]	23,191,627	18,755,963
Small and medium sized enterprise | Lower grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[3]	10,767,062	12,550,282
Project financing and others
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired		5,522,286	7,100,691
Value of collateral	[1]	2,642,674	3,996,162
Project financing and others | Upper grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[2]	4,623,750	5,337,033
Project financing and others | Lower grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[3]	898,536	1,763,658
Consumers
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired		139,728,526	132,054,937
Value of collateral	[1]	114,441,637	111,054,910
Consumers | Upper grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[2]	135,893,496	128,374,017
Consumers | Lower grade
Loans and receivables neither past due nor impaired [Line Items]
Total loans and receivables neither overdue nor impaired	[3]	₩ 3,835,030	₩ 3,680,920

[1]	The value of collateral is the allocated collateral amount when estimating the allowance for credit losses.
[2]	AAA~BBB for Corporates, and 1~6 level for Consumers
[3]	BBB- ~C for Corporates, and 7~10 level for Consumers